UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08885

                                                           Alight Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point     Lincolnshire, IL                     60069

                    (Address of principal executive offices)     (Zip code)

Douglas S. Keith     4 Overlook Point             Lincolnshire, IL 60069

                    (Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end:     December 31, 2017

Date of reporting period:   September 30, 2017

Item 1. Schedule of Investments.

Alight Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $552,389,793 and 6.5% respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

Schedule of Investments September 30, 2017 (Unaudited)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills (a):
0.97%, 10/12/17	$81,570	$81,546,322
0.96%, 10/19/17	58,000	57,972,595
0.97%, 10/26/17	102,000	101,932,354
1.06%, 11/02/17	426,220	425,825,276
1.05%, 11/09/17	298,045	297,710,588
1.14%, 12/21/17	276,630	275,932,893
1.15%, 12/28/17	30,000	29,917,500
1.13%, 1/04/18	192,805	192,240,808
1.13%, 1/18/18	121,095	120,689,853
1.15%, 2/08/18	149,850	149,241,234
1.14%, 2/15/18	183,460	182,681,544
1.20%, 3/22/18	160,030	159,132,712
1.19%, 3/29/18	357,040	354,962,920
1.22%, 7/19/18	35,720	35,376,403
U.S. Treasury Notes:
(3 mo.Treasury money market yield + 0.17%), 1.22%, 10/31/17 (b)	59,036	59,038,844
0.88% - 4.25%, 11/15/17	169,095	169,084,701
0.75% - 2.63%, 1/31/18	146,250	146,171,720
(3 mo.Treasury money market yield + 0.27%), 1.32%, 1/31/18 (b)	158,320	158,339,700
3.50%, 2/15/18	50,355	50,824,379
0.75%, 2/28/18	27,365	27,347,095
1.00%, 3/15/18	65,000	65,021,878
2.88%, 3/31/18	50,000	50,437,051
(3 mo.Treasury money market yield + 0.19%), 1.24%, 4/30/18 (b)	259,030	259,079,183

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Notes (continued):
(3 mo.Treasury money market yield + 0.17%), 1.22%, 7/31/18 (b)	$52,020	$52,018,387
(3 mo.Treasury money market yield + 0.17%), 1.22%, 10/31/18 (b)	143,455	143,450,436
(3 mo.Treasury money market yield + 0.14%), 1.19%, 1/31/19 (b)	56,535	56,569,371
(3 mo.Treasury money market yield + 0.07%), 1.12%, 4/30/19 (b)	117,720	117,713,551

Total U.S. Treasury Obligations – 45.3%		3,820,259,298

Total Repurchase Agreements — 54.4%		4,593,500,000

Total Investments (Cost — $8,413,759,298) — 99.7%		8,413,759,298
Other Assets Less Liabilities — 0.3%		24,942,227

Net Assets — 100.0%		$8,438,701,525

Notes to Schedule of Investments

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Floating rate security. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Bank of Montreal	1.05%	9/29/17	10/02/17	$10,000	$10,000	$10,000,875	U.S. Treasury Obligations, 0.75% to 4.75%, due 10/15/17 to 2/15/42	$6,824,300	$10,200,018
Bank of Nova Scotia	1.04%	9/29/17	10/02/17	4,000	4,000	4,000,347	U.S. Treasury Obligation, 3.00%, due 2/15/47	3,961,300	4,080,450
BNP Paribas Securities Corp.	1.04%	9/29/17	10/02/17	705,000	705,000	705,061,100	U.S. Treasury Obligations, 0.00% to 7.63%, due 12/31/20 to 2/15/46	813,083,754	719,100,000
Citigroup Global Markets, Inc.	1.06%[1]	9/29/17	10/02/17	274,000	274,000	274,024,203	U.S. Treasury Obligations, 1.38% to 2.13%, due 12/31/18 to 8/31/20	275,913,219	279,350,789

TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	Treasury Money Market Master Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Credit Agricole Corp.	1.03%[1]	9/29/17	10/02/17	$599,000	$599,000	$599,051,414	U.S. Treasury Obligations, 0.00% to 3.13%, due 5/15/19 to 8/15/44	$688,790,797	$611,679,603
Federal Reserve Bank of New York	1.00%	9/29/17	10/02/17	2,100,000	2,100,000	2,100,175,000	U.S. Treasury Obligations, 2.75% to 6.25%, due 8/15/23 to 2/15/43	1,817,836,800	2,100,175,014
HSBC Securities (USA), Inc.	1.04%[2]	9/29/17	10/02/17	200,000	200,000	200,017,333	U.S. Treasury Obligations, 1.88% to 6.13%, due 8/31/22 to 11/15/44	169,313,800	204,004,747
	1.01%	9/29/17	10/03/17	34,500	34,500	34,503,872	U.S. Treasury Obligations, 1.25% to 1.38%, due 5/31/21 to 7/31/23	36,421,300	35,193,033
	1.01%	9/29/17	10/04/17	66,000	66,000	66,009,258	U.S. Treasury Obligations, 1.25% to 1.88%, due 8/31/22 to 7/31/23	69,027,000	67,323,781

Total HSBC Securities (USA), Inc.					$300,500				$306,521,561
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.05%	9/29/17	10/02/17	8,000	8,000	8,000,700	U.S. Treasury Obligation, 1.63%, due 5/31/23	8,282,200	8,160,056
Mitsubishi UFJ Securities USA, Inc.	1.02%	9/29/17	10/02/17	350,000	350,000	350,029,750	U.S. Treasury Obligations, 0.00% to 7.63%, due 2/28/18 to 5/16/46	337,587,900	357,000,019
Morgan Stanley & Co. LLC	1.00%	9/29/17	10/02/17	15,000	15,000	15,001,250	U.S. Treasury Obligations, 0.00% to 7.25%, due 10/31/20 to 5/15/46	18,095,140	15,300,081
Natixis North America LLC	1.05%[2]	9/29/17	10/02/17	100,000	100,000	100,008,750	U.S. Treasury Obligations, 0.00% to 3.63%, due 2/01/18 to 2/15/45	96,853,600	102,000,051
RBC Capital Markets LLC	1.03%	9/29/17	10/02/17	13,000	13,000	13,001,116	U.S. Treasury Obligation, 2.25%, due 11/15/24	13,060,900	13,260,096
TD Securities (USA) LLC	1.05%	9/29/17	10/02/17	115,000	115,000	115,010,063	U.S. Treasury Obligation, 0.00%, due 3/15/18	132,620,200	117,300,041
Total					$4,593,500				$4,644,127,779

1Traded in a joint account.

2 Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2017	2

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

• Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

• Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi- annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$ 8,413,759,298	—	$ 8,413,759,298

1 See above Schedule of Investments for values in each security type.

During the period ended September 30, 2017, there were no transfers between levels.

TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2017	3

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alight Series Trust

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	November 22, 2017

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date:	November 22, 2017